UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:10/31/07

Item 1.  Reports to Stockholders.

Looking
long-term
Semi-Annual Report | AdvisorOne Funds | October 31, 2007

AdvisorOne Funds

Distributed by Aquarius Fund Distributors, LLC, Member FINRA/SIPC

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	2
Amerigo Fund- Portfolio Summary	4
Amerigo Fund-Performance Update	5
Clermont Fund- Portfolio Summary	6
Clermont Fund- Performance Update	7
Berolina Fund- Performance Summary	8
Berolina Fund- Performance Update	9
Descartes Fund- Performance Summary	10
Descartes Fund- Performance Update	11
Liahona Fund- Performance Summary	12
Liahona Fund- Performance Update	13
Amerigo Fund- Schedule of Investments	14
Clermont Fund- Schedule of Investments	16
Berolina Fund- Schedule of Investments	18
Descartes Fund- Schedule of Investments	23
Liahona Fund- Schedule of Investments	26
Statements of Assets and Liabilities	28
Statements of Operations	30
Amerigo Fund- Statements of Changes in Net Assets	32
Clermont Fund- Statements of Changes in Net Assets	32
Berolina Fund- Statements of Changes in Net Assets	33
Descartes Fund- Statements of Changes in Net Assets	33
Liahona Fund- Statements of Changes in Net Assets	34
Amerigo Fund- Financial Highlights	35
Clermont Fund- Financial Highlights	37
Berolina Fund- Financial Highlights	38
Descartes Fund- Financial Highlights	39
Liahona Fund- Financial Highlights	40
Notes to Financial Statements	41

1

AdvisorOne Funds Semi-Annual Report

Letter from The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semi-Annual Report for the Funds covering the six-month period that ended on October 31, 2007.

Investment Environment

During the six months ended October 31st, the Standard and Poor's 500 index generated a total return of +5.47%. While that may be a respectable return for a six month period of time for the U.S. equity market, it does mask two themes…1) a significant increase in volatility and 2) a narrowing in the investment themes that were performing strongly.

If you were to ask investors what they have noticed about the stock market recently, we suspect that the most frequently heard answer would be the significant increase in the markets volatility. Market volatility, which had been declining for a period of years, more recently has increased.

During this six month period of time, while we did witness a general rising trend to equity prices, we did have a a sharp 19 day -10% decline in late July and early August. Following that decline, the Federal Reserve Open Market Committee began to lower interest rates and we believe the equity market rallied strongly into October 31st.

There was also a narrowing in the investment themes that we believe generated strong returns in the past six months. The strongest performances tended to be emerging market equities, commodity plays (gold and energy) and large cap growth companies (technology and biotech). We believe the main driver of these themes was essentially a lower U.S. dollar and stronger economic growth abroad.

Despite investor sub-prime mortgage related concerns, the S&P 500 index closed out the reporting period near its all time high.

Investment Outlook

With the Fed lowering interest rates in an effort to "reflate" the economy, these are the investment themes we are utilizing as the current reporting period came to a close.

Overweight equities relative to bonds
Overweight large and mid caps
Overweight growth versus value
Overweight emerging markets/international equities
Underweight small cap equities

Sincerely,
Portfolio Management Team

2

AdvisorOne Funds Semi-Annual Report

The AdvisorOne Funds are a fund of funds meaning they invest in underlying mutual funds and exchange traded funds (underlying funds) . In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

3

AdvisorOne Funds Semi-Annual Report
Amerigo Fund- Portfolio Summary

Portfolio Commentary

Amerigo turned in positive performance for the six months ending October 31, 2007, outpacing its performance benchmark, the Standard and Poor's 500 Index.

Amerigo's performance over this period was driven primarily by the fund's 35% weighting in developed and emerging market international equities. A significant overweighting toward the mid and large cap growth asset classes along with an underweighting in "value" also proved to be beneficial. Also contributing to fund performance was a lack of defensive posturing during the 19 day decline that occurred in late July and August.

Over this six month period, Amerigo added to positions in emerging market equities while reducing exposure to large cap value.

The Fund remained fully invested over this six month period.

**Based on total investment value as of October 31, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark

Portfolio Composition*

2.15% Large-Cap Value
1.04% Diversified Companies
3.08% Small-Cap Blend
4.53% Money Market Funds
19.52% Large-Cap Growth
5.58% Mid-Cap Growth
5.99% Large-Cap Blend
9.35% Mid-Cap Blend
17.41% International Equity
14.19% Specialty
17.16% Emerging Markets

Top Ten Portfolio Holdings*

iShares Russell 1000 Growth Index Fund **10.57%**

This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares MSCI Emerging Markets Index Fund **9.91%**

This Fund seeks investment results that correspond with the global emerging markets.

iShares MSCI EAFE Index Fund **8.12%**

This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

iShares S&P Latin America 40 Index Fund **6.42%**

This Fund consists of selected equities trading on the exchanges of four Latin American countries.

Vanguard Mid-Cap ETF **5.72%**

This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

iShares Russell Midcap Growth Index Fund **5.58%**

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

Powershares QQQ **5.50%**

This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

SPDR Trust Series 1 **4.03%**

This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares Russell Midcap Index Fund **3.63%**

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

SPDR Industrial Select Sector Fund **3.63%**

This Fund seeks to invest in a wide array of industrial companies including aerospace, defense, building products, contruction, engineering, electrical equipment and others.

4

AdvisorOne Funds Semi-Annual Report Amerigo Fund- Performance Update

Annualized Total Returns as of October 31, 2007

	6 Month*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	12.20%	22.31%	15.81%	N/A	3.13%	7/13/00
Class N Shares[2]	13.78%	24.60%	16.97%	8.51%	8.32%	7/14/97

[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase
[2] Class N Shares are not subject to an initial sales charge or a CDSC

*Figures shown for less than one year are not annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$22,776
$19,873
7/97 10/97 4/98 10/98 4/99 10/99 4/00 10/00 4/01 10/01 4/02 10/02 4/03 10/03 4/04 10/04 4/05 10/05 4/06 10/06 4/07 10/07
Amerigo Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund's total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N are 2.41% and 1.41%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

5

AdvisorOne Funds Semi-Annual Report
Clermont Fund- Portfolio Summary

Portfolio Commentary

Clermont also outperformed its blended performance benchmark over the six month reporting period. The Fund's blended performance benchmark consists of 45% of the total return of the S&P 500 index and 55% of the total return of the Lehman 1-5 Year Government/Credit Index.

We feel the outperformance of Clermont was driven by the Fund's overweighting of equities as well as the Fund's international exposure. Given the more conservative nature of Clermont, developed market securities comprise the majority of Clermont's equity exposure.

Over the course of the reporting period, Clermont increased positions in Capital Markets, Global Telecommunications, Biotech and emerging market equities. Reductions were made to large cap value, mid caps and health care.

**Based on total investment value as of October 31, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark

Portfolio Composition*

2.26% Small-Cap Blend
1.31% Diversified Companies
4.74% Mid-Cap Blend
6.58% Emerging Markets
27.84% Bond Funds
7.92% Large-Cap Value
8.13% Large-Cap Growth
12.14% International Equity
8.66% Large-Cap Blend
9.65% Money Market Funds
10.77% Specialty

Top Ten Portfolio Holdings*

iShares Lehman Aggregate Bond Fund — **12.40%**

The Fund seeks investment results that correspond generally to the price and yield performance of the total United States investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index.

iShares MSCI EAFE Index Fund — **8.67%**

This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures the performance of Europe, Australia and the Far East.

SPDR Trust Series 1 — **8.66%**

This Fund issues Standard and Poor's Depositary Receipts (SPDRS, or "spiders") a tracking stock of the S&P 500 Index.

iShares Russell 1000 Growth Index Fund — **5.52%**

The Fund seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Growth Index.

Vanguard Total Bond Market ETF — **5.16%**

This Fund seeks to track the performance of a broad, market-weighted bond index.

Vanguard Midcap ETF — **4.74%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Diamonds Trust Series I — **4.57%**

This Fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.

iShares Russell 1000 Value Index Fund — **3.34%**

This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index.

iShares Lehman 7-10 Year Treasury Bond Fund — **3.34%**

This Fund seeks investment results corresponding with the Lehman Brothers 7-10 Year U.S. Treasury Index, an index that measures the performance of the intermediate-term sector of the U.S. Treasury market.

Vanguard Emerging Markets ETF — **3.15%**

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

6

AdvisorOne Funds Semi-Annual Report Clermont Fund- Performance Update

Annualized Total Returns as of October 31, 2007

	6 Month*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	5.62%	12.78%	9.44%	4.81%	4.64%	7/14/97

[1]Class N Shares are not subject to an initial sales charge or a CDSC
*Figures shown for less than one year are not annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$20,000
$15,000
$10,000
$5,000
$19,873
$18,364
$15,955
7/97 10/97 4/98 10/98 4/99 10/99 4/00 10/00 4/01 10/01 4/02 10/02 4/03 10/03 4/04 10/04 4/05 10/05 4/06 10/06 4/07 10/07
Clermont Fund (Class N)
S&P 500 Index
Lehman Brothers Agg. Bond Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund's total annual operating expenses, including underlying fund expenses, for the Clermont Fund is 1.52%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

7

AdvisorOne Funds Semi-Annual Report
Berolina Fund- Portfolio Summary

Portfolio Commentary

Berolina returned postive perfor-mance during the six month reporting period, outpacing its blended performance benchmark which consists of 75% of the total return of the S&P 500 Index and 25% of the total return of the Lehman 1-5 Year Government/Credit Index.

We feel the strong performance of Berolina was attributable to three factors: an overweighting toward equities relative to bonds, an overweighting toward developed and emerging market international equities which represent approximately 45% of Berolina's equity portfolio, and a growth tilt within the equity portion of Berolina's portfolio.

During the reporting period, Berolina increased its asset class exposure to emerging market equities, in general. At the sector level, the Fund established positions in Capital Markets, Global Telecommunications, Energy Services, Insurance, Telecom and Metals. Reductions were made in Utilities, Global Healthcare, Consumer Staples.

The Fund remained fully invested over the reporting period.

**Based on total investment value as of October 31, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark

Portfolio Composition*

1.58% Large-Cap Blend
1.91% Mid-Cap Blend
0.08% Money Market Funds
3.63% Large-Cap Value
5.80% Common Stocks
30.27% International Equity
7.89% Large-Cap Growth
10.81% Bond Funds
11.57% Emerging Markets
26.46% Specialty

Top Ten Portfolio Holdings*

iShares S&P Latin America 40 Index Fund — **9.97%**
This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares MSCI Emerging Markets Index Fund — **6.35%**
This Fund seeks investment results that correspond with the global emerging markets.

iShares FTSE/Xinhua China 25 Index Fund — **5.44%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index.

Powershares QQQ — **3.77%**
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

iShares MSCI Pacific Ex-Japan Index Fund — **3.73%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities, as represented by the MSCI Pacific Free ex-Japan Index.

Diamonds Trust Series 1 — **3.63%**
This Fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average (DJIA).

SPDR Consumer Staples Select Sector Fund — **3.54%**
This Fund seeks investment results that correspond with the Consumer Staples Select Sector of the Standard & Poor's 500 Index (S&P 500 Index).

Vanguard Emerging Markets ETF — **2.91%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares Russell 1000 Growth Index Fund — **2.33%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

SPDR S&P Biotech ETF — **2.28%**
This Fund seeks to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index.

8

AdvisorOne Funds Semi-Annual Report Berolina Fund- Performance Update

Annualized Total Returns as of October 31, 2007

	6 Month*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	10.90%	11.56%	N/A	N/A	10.06%	1/27/06

[1]Class N Shares are not subject to an initial sales charge or a CDSC
*Figures shown for less than one year are not annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Berolina Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$15,000
$12,000
$9,000
1/06
4/06
7/06
10/06
1/07
4/07
7/07
10/07
$13,071
$12,472
$10,945
Berolina Fund (Class N)
S&P 500 Index
Lehman 1-5 Yr Gov't Credit Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund's total annual operating expenses, including underlying fund expenses, for the Berolina Fund is 1.61%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

9

AdvisorOne Funds Semi-Annual Report
Descartes Fund- Portfolio Summary

Portfolio Commentary

Descartes outperformed its performance benchmark, the Russell 1000 Value Index.

We feel Fund performance over the past six months was driven by Descartes significant underweighting toward the "value" asset class as well as the Fund's approximate 28% international equity exposure.

During the reporting period, Descartes increased its exposure to emerging markets as well as growth. Positions were reduced in large cap value and global healthcare.

The fund remained fully invested during the period.

**Based on total investment value as of October 31, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark

Portfolio Composition*

3.33% Mid-Cap Growth
0.09% Money Market Funds
3.37% Diversified Companies
4.80% Mid-Cap Blend
25.30% International Equity
6.86% Large-Cap Growth
7.40% Emerging Markets
9.20% Large-Cap Value
25.06% Specialty
14.59% Large-Cap Blend

Top Ten Portfolio Holdings*

iShares S&P 500 Index Fund **7.60%**
The Fund seeks investment results that correspond generally to the price and yield performance of the S&P 500 index.

iShares Russell 1000 Growth Index Fund **6.86%**
This Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index.

iShares MSCI Emerging Markets Index Fund **5.96%**
This Fund seeks investment results that correspond with the global emerging markets.

iShares Russell 1000 Value Index Fund **5.42%**
This Fund seeks investment results corresponding with the large capitalization value sector of the U.S. equity market.

iShares Morningstar Large Core Index Fund **5.15%**
This Fund seeks investment results corresponding with stocks issued by large-capitalization companies exhibiting average growth and value characteristics as determined by Morningstar, Inc.'s index methodology.

iShares S&P Global Technology Sector Index Fund **4.67%**
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.

iShares S&P Global 100 Index Fund **4.52%**
This Fund seeks investment results that correspond with the performance of 100 large-capitalization global companies.

iShares S&P 500 Value Index Fund **3.61%**
This Fund seeks investment results that correspond with the performance of the large-capitalization value sector of the U.S. equity market.

Berkshire Hathaway, Inc - Class A **3.37%**
This investment seeks to provide a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.

iShares Russell Midcap Growth Index Fund **3.33%**
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

10

AdvisorOne Funds Semi-Annual Report Descartes Fund- Performance Update

Annualized Total Returns as of October 31, 2007

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	9.45%	19.56%	N/A	N/A	15.55%	4/19/06

[1]Class N Shares are not subject to an initial sales charge of a CDSC
*Figures shown for less than one year are not annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$15,000
$12,000
$9,000
$12,482
$12,010
4/06
7/06
10/06
1/07
4/07
7/07
10/07
Descartes Fund (Class N)
Russell 1000 Value

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund's total annual operating expenses, including underlying fund expenses, for the Descartes Fund is 1.64%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

11

AdvisorOne Funds Semi-Annual Report
Liahona Fund- Portfolio Summary

Portfolio Commentary

Liahona turned in positive performance for the six months ended October 31st, outpacing the Fund's blended performance benchmark comprised of 65% of the total return of the Russell 1000 Value Index and 35% of the total return of the Lehman 1-5 Year Government/Credit Index.

We feel portfolio performance was driven primarily by Liahona's overweighting of equities relative to bonds, over-weighting of developed international and emerging market equities as well as an underweight toward the "value" asset class.

Trading activity during the period reflected additions to Global Industrials and Technology as well as increases to developed and emerging market international equities. Portfolio reductions were primarily focused in the large cap value asset class. Short-term bonds and cash were reduced with proceeds being reinvested toward equities.

**Based on total investment value as of October 31, 2007. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark

Portfolio Composition*

1.97% Mid-Cap Growth
0.64% Mid-Cap Blend
2.11% Large-Cap Growth
3.36% Emerging Markets
6.18% Money Market Funds
24.29% Specialty
8.45% Large-Cap Value
10.83% Bond Funds
21.32% Large-Cap Blend
20.85% International Equity

Top Ten Portfolio Holdings*

iShares S&P 500 Index Fund	**10.32%**
The Fund seeks investment results that correspond generally to the price and yield performance of the S&P 500 index.	
iShares Lehman MBS Fixed-Rate Bond Fund	**9.37%**
This Fund seeks investment results that correspond to the price and yield of the investment grade agency mortgage-backed securities sector of the United States.	
Rydex Russell Top 50 ETF Fund	**6.05%**
This Fund seeks investment returns corresponding with the performance of the Russell Top 50™ Index, an index of the largest 50 stocks.	
iShares Russell 1000 Value Index Fund	**5.52%**
This Fund seeks investment results corresponding with the large capitalization value sector of the U.S. equity market.	
iShares S&P Global Technology Sector Index Fund	**5.20%**
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.	
iShares Morningstar Large Core Index Fund	**4.95%**
This Fund seeks investment results corresponding with stocks issued by large-capitalization companies exhibiting average growth and value characteristics as determined by Morningstar, Inc.'s index methodology.	
iShares Dow Jones U.S. Insurance Index Fund	**3.09%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index.	
iShares S&P 500 Value Index Fund	**2.93%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.	
iShares MSCI EAFE Index Fund	**2.86%**
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.	
iShares S&P Global Industrial Sector Index Fund	**2.74%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Index.	

12

AdvisorOne Funds Semi-Annual Report

Liahona Fund- Performance Update

Annualized Total Returns as of October 31, 2007

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	5.94%	13.75%	N/A	N/A	10.88%	4/19/06

[1]Class N Shares are not subject to an initial sales charge or a CDSC
*Figures shown for less than one year are not annualized.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$15,000
$12,000
$9,000
4/06
7/06
10/06
1/07
4/07
7/07
10/07
$12,010
$11,717
$10,827
Descartes Fund (Class N)
Russell 1000 Value
Lehman 1-5 Yr Gov't Credit

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund's total annual operating expenses, including underlying fund expenses, for the Liahona Fund is 2.05%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

13

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)
October 31, 2007

	Shares	Market Value
Common Stocks - 1.04%
Diversified Companies - 1.04%
Berkshire Hathaway, Inc- Class A*	63	$ 8,347,500
Total Common Stocks (cost $5,725,212)		8,347,500

Equity Funds - 95.40%
Emerging Markets - 17.34%
iShares MSCI Emerging Markets Index Fund	478,000	79,916,820
iShares S&P Latin America 40 Index Fund	194,000	51,774,720
Vanguard Emerging Markets ETF	57,000	6,658,740
		138,350,280
International Equity - 17.59%
iShares FTSE/Xinhua China 25 Index Fund	50,000	10,925,500
iShares MSCI Brazil Index Fund	201,000	17,205,600
iShares MSCI EAFE Index Fund	760,000	65,436,000
iShares MSCI Germany Index Fund	103,000	3,736,840
iShares MSCI Mexico Index Fund	201,000	12,437,880
iShares MSCI Netherlands Index Fund	118,000	3,871,580
iShares MSCI Singapore Index Fund	783,000	12,324,420
SPDR MSCI ACWI ex- US Fund*	70,000	3,166,100
SPDR S&P International Small Cap ETF*	20,000	787,800
Vanguard Pacific ETF	139,000	10,454,190
		140,345,910
Large Cap Blend - 6.05%
SPDR Trust Series 1	210,000	32,487,000
Vanguard Total Stock Market ETF	103,000	15,790,930
		48,277,930
Large Cap Growth - 19.72%
DIAMOND Trust, Series I	200,000	27,790,000
iShares Russell 1000 Growth Index Fund	1,342,000	85,230,420
Powershares QQQ	806,000	44,354,180
		157,374,600
Large Cap Value - 2.17%
iShares Russell 1000 Value Index Fund	75,000	6,453,750
Vanguard Value ETF	152,000	10,858,880
		17,312,630

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Mid Cap Blend - 9.44%
iShares Russell Midcap Index Fund	266,000	$ 29,273,300
Vanguard Mid-Cap ETF	570,000	46,090,200
		75,363,500
Mid Cap Growth - 5.64%
iShares Russell Midcap Growth Index Fund	378,000	45,008,460

Small Cap Blend - 3.11%
iShares Russell 2000 Index Fund	301,000	24,778,320

Specialty - 14.34%
iShares S&P Global Telecommunications Sector Index Fund	60,000	4,960,800
iShares Silver Trust Index Fund*	68,000	9,764,800
KBW Capital Markets ETF	61,000	4,339,540
SPDR Consumer Staples Select Sector Fund	170,000	4,834,800
SPDR Energy Select Sector Fund	210,000	16,033,500
SPDR Industrial Select Sector Fund	719,000	29,241,730
SPDR Materials Select Sector Fund	436,000	19,044,480
SPDR S&P Biotech ETF	190,000	11,426,600
SPDR Utilities Select Sector Fund	75,000	3,183,750
StreetTRACKS Gold Shares Index Fund*	147,000	11,557,140
		114,387,140

Total Equity Funds (cost $610,233,145)		761,198,770

Money Market Funds - 4.58%
Goldman Sachs Prime Obligation Fund	216,613	216,613
Milestone Treasury Obligation Portfolio - Institutional Class	36,300,000	36,300,000
Total Money Market Funds (cost $36,516,613)		36,516,613

Total Investments (cost $652,474,970) - 101.02%		806,062,883
Other Assets less Liabilities - (1.02)%		(8,172,984)
NET ASSETS - 100.00%		$ 797,889,899

*Non-income producing security

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)
October 31, 2007

	Shares	Market Value
Common Stock - 1.33%
Diversified Companies - 1.33%
Berkshire Hathaway, Inc- Class A*	15	$ 1,987,500
Total Common Stocks (cost $1,355,236)		1,987,500

Bond Funds - 28.28%
Barclay Bank PLC	1,000,000	1,115,600
BlackRock Corporate High Yield Fund, Inc.	36,000	271,800
BlackRock Corporate High Yield Fund III, Inc.	36,000	267,120
BlackRock Corporate High Yield Fund V, Inc.	36,000	449,640
BlackRock Corporate High Yield Fund VI, Inc.	36,000	446,400
BlackRock Floating Rate Income Strategies Fund, Inc.	36,000	608,400
BlackRock Floating Rate Income Strategies Fund II, Inc.	36,000	597,960
Dreyfus High Yield Strategies Fund	36,000	139,320
Eaton Vance Floating - Rate Income Trust	36,000	582,480
Eaton Vance Senior Income Trust	36,000	279,360
iShares Lehman 7-10 Year Treasury Bond Fund	60,000	5,075,400
iShares Lehman Aggregate Bond Fund	187,000	18,836,510
Nuveen Floating Rate Income Fund	36,000	444,960
Nuveen Floating Rate Income Opportunity Fund	36,000	448,560
Pioneer Floating Rate Trust	36,000	638,640
Van Kampen Senior Income Trust	322,000	2,340,940
Vanguard Intermediate Term Bond ETF	5,000	380,200
Vanguard Short Term Bond ETF	20,000	1,525,200
Vanguard Total Bond Market ETF	103,000	7,838,300
Total Bond Funds (cost $42,501,496)		42,286,790

Equity Funds - 62.19%
Emerging Markets - 6.69%
iShares MSCI Emerging Markets Index Fund	12,000	2,006,280
iShares S&P Latin America 40 Index Fund	12,000	3,202,560
Vanguard Emerging Markets ETF	41,000	4,789,620
		9,998,460
International Equity - 12.34%
iShares MSCI EAFE Index Fund	153,000	13,173,300
SPDR MSCI AWCI ex-US ETF *	36,000	1,628,280
SPDR S&P International Small Cap ETF*	60,000	2,363,400
Vanguard Pacific ETF	17,000	1,278,570
		18,443,550
Large Cap Blend - 8.80%
SPDR Trust Series I	85,000	13,149,500

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Large Cap Growth - 8.26%
iShares Russell 1000 Growth Index Fund	132,000	$ 8,383,320
Powershares QQQ	72,000	3,962,160
		12,345,480
Large Cap Value - 8.04%
Diamonds Trust Series I	50,000	6,947,500
iShares Russell 1000 Value Index Fund	59,000	5,076,950
		12,024,450
Mid Cap Blend - 4.81%
Vanguard Mid-Cap ETF	89,000	7,196,540

Small Cap Blend - 2.30%
iShares Russell 2000 Index Fund	22,000	1,811,040
Vanguard Small Cap ETF	22,000	1,632,840
		3,443,880
Speciality - 10.95%
iShares S&P Global Telecommunications Sector Index Fund	40,000	3,307,200
KBW Capital Markets ETF	50,000	3,557,000
SPDR Industrial Select Sector Fund	41,000	1,667,470
SPDR S&P Biotech Sector Fund	50,000	3,007,000
SPDR Technology Select Sector Fund	20,000	569,800
SPDR Utilities Select Sector Fund	25,000	1,061,250
Vanguard Consumer Staples ETF	45,000	3,207,600
		16,377,320

Total Equity Funds (cost $77,232,038)		92,979,180

Money Market Funds - 9.80%
Goldman Sachs Prime Obligation Fund	655,337	655,337
Milestone Treasury Obligation Portfolio - Institutional Class	14,000,000	14,000,000
Total Money Market Funds (cost $14,655,337)		14,655,337

Total Investments (cost $135,744,107) - 101.60%		151,908,807
Other Assets less Liabilities - (1.60)%		(2,391,476)
NET ASSETS - 100.00%		$ 149,517,331

* Non-income producing security
ACWI - All Country World Index	MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia, Far East	SPDR- Standard & Poors' Depository Receipts
ETF - Exchange Traded Fund

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited)
October 31, 2007

	Shares	Market Value
Common Stock - 5.75%
Agricultural Chemicals-0.30%
Archer-Daniels-Midland, Co.	5,500	$ 196,790
Monsanto, Co,	3,000	292,890
		489,680

Chemicals-Diversified-0.89%
Celanese Corp.	5,500	230,780
Dow Chemical Co.	5,000	225,200
Eastman Chemical Co.	3,000	199,770
EI Du Pont de Nemours & Co.	4,000	198,040
Imperial Chemical Industries PLC	4,000	212,000
PPG Industries, Inc.	2,500	186,850
Rohm & Haas Co.	3,500	181,580
		1,434,220
Computers-Memory Devices-0.57%
EMC Corp/Massachusetts *	10,000	253,900
Network Appliance, Inc. *	6,500	204,585
Seagate Technology	8,000	222,720
Western Digital Corp.	9,000	233,280
		914,485
Consumer Products-0.13%
Fortune Brands, Inc.	2,400	201,048

Diversified Manufacturers-0.62%
Actuant Corp.	3,500	241,430
Eaton Corp.	2,500	231,450
Illinois Tool Works, Inc.	3,500	200,410
Pentair, Inc.	4,700	166,333
Trinity Industries, Inc.	4,700	169,858
		1,009,481
Electric Products-0.12%
GrafTech International, Ltd. *	10,000	189,000

Gold Mining-0.46%
AngloGold Ashanti, Ltd.	5,000	232,250
Barrick Gold Corp.	6,000	264,780
Newmont Mining Corp.	5,000	254,300
		751,330

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Industrial Automation-0.12%
Nordson Corp.	3,500	$ 187,250

Internet Content-Information/Networking-0.30%
CNET Networks, Inc. *	22,000	177,760
Infospace, Inc.	8,300	160,439
Travelzoo, Inc. *	8,000	144,000
		482,199
Metal Processors & Fabrication-0.28%
Kaydon Corp.	4,500	242,055
Mueller Industries, Inc.	6,000	215,760
		457,815
Networking Products-0.11%
Adaptec, Inc.*	50,000	176,500

Steel-Producers-0.25%
Reliance Steel & Aluminum Co.	7,000	408,450

Telecommunications-0.45%
Ciena Corp. *	6,000	287,160
JDS Uniphase Corp. *	15,000	228,900
Sycamore Networks, Inc. *	50,000	213,500
		729,560
Tobacco-0.39%
Altria Group, Inc.	3,000	218,790
British American Tobacco PLC	2,700	206,441
UST, Inc.	4,000	213,280
		638,511
Water-0.45%
American States Water Co.	6,000	272,700
Aqua America, Inc.	9,000	209,340
California Water Service Group	5,700	253,023
		735,063
Web Portals-0.31%
Google, Inc. *	400	282,800
Yahoo!, Inc. *	7,300	227,030
		509,830

Total Common Stocks (cost $8,522,888)		9,314,422

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Bond Funds - 10.71%
Barclays Bank PLC	2,000,000	$ 2,000,000
Barclays Bank PLC	2,000,000	2,483,480
BlackRock Corporate High Yield Fund III Inc	56,000	415,520
BlackRock Corporate High Yield Fund Inc	56,000	422,800
BlackRock Corporate High Yield Fund V Inc	56,000	699,440
BlackRock Corporate High Yield Fund VI Inc	56,000	694,400
BlackRock Floating Rate Income Strategies Fund II Inc	56,000	930,160
BlackRock Floating Rate Income Strategies Fund Inc	56,000	946,400
Dreyfus High Yield Strategies Fund	56,000	216,720
Eaton Vance Floating-Rate Income Trust	56,000	906,080
Eaton Vance Senior Income Trust	56,000	434,560
iPath Dow Jones-AIG Commodity Index Total Return ETN	10,000	556,400
iShares Lehman Aggregate Bond Fund	18,000	1,813,140
Nuveen Floating Rate Income Fund	56,000	692,160
Nuveen Floating Rate Income Opportunity Fund	56,000	697,760
Pioneer Floating Rate Trust	56,000	993,440
Van Kampen Senior Income Trust	56,000	407,120
Vanguard Total Bond Market ETF	27,000	2,054,700
Total Bond Funds (cost $17,734,617)		17,364,280

Equity Funds - 82.58%
Emerging Market-Equity-11.46%
iShares MSCI Emerging Markets Index Fund	61,000	10,198,590
SPDR S&P BRIC 40 ETF	72,000	2,587,680
SPDR S&P Emerging Asia Pacific ETF	11,000	1,128,600
Vanguard Emerging Markets ETF	40,000	4,672,800
		18,587,670
International Equity-30.01%
iShares FTSE/Xinhua China 25 Index Fund	40,000	8,740,400
iShares MSCI Brazil Index Fund	16,000	1,369,600
iShares MSCI EAFE Index Fund	30,000	2,583,000
iShares MSCI Mexico Index Fund	43,000	2,660,840
iShares MSCI Pacific ex-Japan Index Fund	33,000	6,000,390
iShares S&P Latin America 40 Index Fund	60,000	16,012,800

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
International Equity-30.01% (Continued)
SPDR MSCI ACWI ex-US ETF	70,000	$ 3,166,100
SPDR S&P China ETF	11,000	1,245,750
SPDR S&P International Small Cap ETF	60,000	2,363,400
Vanguard FTSE All-World ex-US ETF	21,000	1,333,920
Vanguard Pacific ETF	42,000	3,158,820
		48,635,020
Large Cap Blend-1.56%
Vanguard Large-Cap ETF	36,500	2,531,275

Large Cap Growth-7.82%
iShares Russell 1000 Growth Index Fund	59,000	3,747,000
Powershares QQQ	110,000	6,053,300
Vanguard Growth ETF	43,000	2,870,250
		12,670,550
Large Cap Value-3.60%
DIAMONDS Trust Series I	42,000	5,835,900

Mid Cap Blend-1.90%
Vanguard Mid-Cap ETF	38,000	3,072,680

Speciality-26.23%
Consumer Staples Select Sector SPDR Fund	200,000	5,688,000
Energy Select Sector SPDR Fund	21,000	1,603,350
Industrial Select Sector SPDR Fund	70,000	2,846,900
iShares Dow Jones Transportation Average Index Fund	4,000	351,200
iShares Dow Jones US Aerospace & Defense Index Fund	20,000	1,408,400
iShares Dow Jones US Oil Equipment & Services Index Fund	30,000	1,889,100
iShares Dow Jones US Telecommunications Sector Index Fund	57,000	1,843,380
iShares Russell 2000 Index Fund	36,000	2,963,520
iShares S&P Global Telecommunications Sector Index Fund	27,000	2,232,360
iShares Silver Trust	25,000	3,590,000
KBW Capital Markets ETF	50,000	3,557,000
KBW Insurance ETF	34,000	1,879,520
Materials Select Sector SPDR Fund	58,000	2,533,440
SPDR S&P Biotech ETF	61,000	3,668,540
SPDR S&P Oil & Gas Equipment & Services ETF	41,000	1,606,790

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Speciality-26.23% (Continued)
Streettracks Gold Trust	40,000	$ 3,144,991
Technology Select Sector SPDR Fund	60,000	1,709,400
		42,515,891

Total Equity Funds (cost $104,683,553)		133,848,986

Money Market Funds - 0.08%
Goldman Sachs Prime Obligation Fund	135,666	135,666
Total Money Market Funds (cost $135,666)	135,666	135,666

Total Investments (cost $131,076,724) - 99.12%		160,663,354
Other Assets less Liabilities - 0.88%		1,422,307
NET ASSETS - 100.00%		$ 162,085,661

*Non-income producing security
ACWI - All Country World Index
ADR- American Depositary Receipt
EAFE- Europe, Australasia, Far East
ETF - Exchange Traded Fund
DJ- Dow Jones
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)
October 31, 2007

	Shares	Market Value
Common Stock - 3.34%
Diversified Companies - 3.34%
Berkshire Hathaway, Inc- Class A*	40	$ 5,300,000
Total Common Stocks (cost $4,627,450)		5,300,000

Equity Funds - 95.75%
Emerging Markets - 7.33%
iShares MSCI Emerging Markets Index Fund	56,000	9,362,640
SPDR S&P BRIC 40 ETF *	63,000	2,264,220
		11,626,860
International Equity - 25.10%
iShares MSCI Brazil Index Fund	48,000	4,108,800
iShares MSCI EAFE Growth Index Fund	33,000	2,742,960
iShares MSCI EAFE Index Fund	50,000	4,305,000
iShares MSCI France Index Fund	28,000	1,116,920
iShares MSCI Germany Index Fund	25,000	907,000
iShares MSCI Hong Kong Index Fund	115,000	2,751,950
iShares MSCI Netherlands Index Fund	43,000	1,410,830
iShares MSCI Singapore Index Fund	225,000	3,541,500
iShares MSCI Sweden Index Fund	41,000	1,477,230
iShares MSCI Taiwan Index Fund	84,000	1,524,600
iShares S&P Global 100 Index Fund	83,000	7,098,990
SPDR MSCI ACWI ex- US Fund *	30,000	1,356,900
SPDR S&P Emerging Asia Pacific Index Fund*	40,000	4,104,000
SPDR S&P International Small Cap ETF*	41,000	1,614,990
WisdomTree International Small Cap Dividend Fund	23,000	1,708,670
		39,770,340
Large Cap Blend - 14.47%
iShares Morningstar Large Core Index Fund	97,000	8,095,620
iShares S&P 500 Index Fund	77,000	11,945,010
Rydex Russell Top 50 Fund	25,000	2,893,250
		22,933,880
Large Cap Growth - 6.81%
iShares Russell 1000 Growth Index Fund	169,800	10,783,998

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Large Cap Value - 9.12%
iShares Morningstar Large Value Index Fund	3,000	$ 258,870
iShares Russell 1000 Value Index Fund	99,000	8,518,950
iShares S&P 500 Value Index Fund	69,000	5,680,080
		14,457,900
Mid Cap Blend - 4.76%
iShares Morningstar Mid Core Index Fund	50,000	4,459,000
iShares Russell Midcap Index Fund	28,000	3,081,400
		7,540,400
Mid Cap Growth - 3.31%
iShares Russell Midcap Growth Index Fund	44,000	5,239,080

Speciality - 24.85%
iPATH GSCI Total Return Index ETN*	13,000	679,250
iShares DJ U.S. Basic Materials Sector Index Fund	21,000	1,642,410
iShares DJ U.S. Broker-Dealer Index Fund	10,000	549,000
iShares DJ U.S. Insurance Index Fund	65,000	3,380,000
iShares DJ U.S. Telecommunications Sector Index Fund	74,000	2,393,160
iShares DJ U.S. Transportation Average Index Fund	22,000	1,931,600
iShares S&P Global Energy Sector Index Fund	13,000	1,877,720
iShares S&P Global Healthcare Sector Index Fund	6,000	361,140
iShares S&P Global Industrials Sector Index Fund	40,000	2,711,200
iShares S&P Global Technology Sector Index Fund	104,000	7,347,600
iShares S&P GSTI Software Index Fund *	45,000	2,416,500
KBW Capital Markets Fund	43,000	3,059,020
KBW Insurance Fund	8,000	442,240
PowerShares Deutsche Bank Agriculture Fund *	60,000	1,756,200
PowerShares Water Resources Portfolio	11,000	243,100
Rydex S&P Equal Weight Technology ETF*	7,000	383,460
SPDR Industrial Select Sector Fund	69,000	2,806,230
SPDR S&P Biotech ETF	25,000	1,503,500
SPDR Technology Select Sector Fund	137,000	3,903,130
		39,386,460

Total Equity Funds (cost $128,780,237)		151,738,918

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
October 31, 2007

	Shares	Market Value
Money Market Funds - 0.09%
Goldman Sachs Prime Obligation Fund	134,789	$ 134,789
Total Money Market Funds (cost $134,789)		134,789

Total Investments (cost $133,542,476) - 99.18%		157,173,707
Other Assets less Liabilities - 0.82%		1,297,072
NET ASSETS - 100.00%		$ 158,470,779

*Non-income producing security
ACWI - All Country World Index	GSCI- Goldman Sachs Commodity Index
DJ- Dow Jones	GSTI- Goldman Sachs Technology Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETN- Exchange Traded Note	MSCI- Morgan Stanley Capital International
ETF- Exchange Trade Fund	SPDR- Standard & Poors' Depositary Receipts

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)
October 31, 2007

	Shares	Market Value
Bond Funds - 10.70%
iShares Lehman U.S. TIPS Fund	6,000	$ 616,800
iShares Lehman MBS Fixed-Rate Bond Fund	39,000	3,944,460
Total Bond Funds (cost $4,533,992)		4,561,260

Equity Funds - 81.95%
Emerging Markets - 3.31%
SPDR S&P Emerging Asia Pacific ETF*	4,000	410,400
iShares MSCI Emerging Markets Index Fund	6,000	1,003,140
		1,413,540

International Equity - 20.59%
iShares MSCI EAFE Growth Index Fund	13,000	1,080,560
iShares MSCI EAFE Index Fund	14,000	1,205,400
iShares MSCI Canada Index Fund	5,000	180,400
iShares MSCI France Index Fund	14,000	558,460
iShares MSCI Germany Index Fund	14,000	507,920
iShares MSCI Hong Kong Index Fund	48,000	1,148,640
iShares MSCI Netherlands Index Fund	15,000	492,150
iShares MSCI Singapore Index Fund	45,000	708,300
iShares MSCI Sweden Index Fund	8,000	288,240
iShares MSCI Taiwan Index Fund	22,000	399,300
iShares S&P Global 100 Index Fund	11,000	940,830
SPDR DJ Global Titans ETF	7,000	579,390
SPDR S&P International Small Cap ETF*	10,000	393,900
WisdomTree International Small Cap Dividend Fund	4,000	297,160
		8,780,650
Large Cap Blend - 21.05%
iShares Morningstar Large Core Index Fund	25,000	2,086,500
iShares S&P 500 Index Fund	28,000	4,343,640
Rydex Russell Top 50 Fund	22,000	2,546,060
		8,976,200
Large Cap Growth - 2.09%
iShares Russell 1000 Growth Index Fund	14,000	889,140

Large Cap Value - 8.34%
iShares Russell 1000 Value Index Fund	27,000	2,323,350
iShares S&P 500 Value Index Fund	15,000	1,234,800
		3,558,150
Mid Cap Blend - 0.63%
iShares Morningstar Mid Core Index Fund	3,000	267,540

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
October 31, 2007

	Shares	Market Value
Mid Cap Growth - 1.95%
iShares Morningstar Mid Growth Index Fund	8,000	$ 830,240

Speciality - 23.99%
iPATH Dow Jones-AIG Commodity Index Total Return *	8,000	445,120
iShares DJ U.S. Insurance Index Fund	25,000	1,300,000
iShares DJ U.S. Medical Devices Index Fund *	10,000	603,900
iShares DJ U.S. Telecommunications Sector Index Fund	17,000	549,780
iShares DJ U.S. Transportation Average Index Fund	9,000	790,200
iShares S&P Global Healthcare Sector Index Fund	14,000	842,660
iShares S&P Global Industrials Sector Index Fund	17,000	1,152,260
iShares S&P Global Technology Sector Index Fund	31,000	2,190,150
iShares S&P GSTI Software Index Fund *	7,000	375,900
KBW Capital Markets Fund ETF	10,000	711,400
UltraShort Russell 2000 ProShares	10,000	621,500
Vanguard Information Technology Index Fund	10,000	646,500
		10,229,370

Total Equity Funds (cost $30,375,296)		34,944,830

Money Market Funds - 6.10%
Goldman Sachs Prime Obligation Fund	603,148	603,148
Milestone Treasury Obligation Portfolio- Institutional Class	2,000,000	2,000,000
Total Money Market Funds (cost $2,603,148)		2,603,148

Total Investments (cost $37,512,436) - 98.75%		42,109,238
Other Assets less Liabilities - 1.25%		532,646
NET ASSETS - 100.00%		$ 42,641,884

*Non-income producing security	KBW- Keefe, Bruyette & Woods
DJ- Dow Jones	MBS- Mortgage-Backed Securities
EAFE- Europe, Australasia, Far East	MSCI- Morgan Stanley Capital International
ETF- Exchange Trade Fund	SPDR- Standard & Poors' Depositary Receipts
GSTI- Goldman Sachs Technology Index	TIPS-Treasury Inflation Protected Securities

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)
October 31, 2007

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 652,474,970	$ 135,744,107
Investments in securities, at value	$ 769,546,270	$ 137,253,470
Short term investments	36,516,613	14,655,337
Receivable for securities sold	7,420,175	2,011,602
Interest and dividends receivable	82,114	73,672
Receivable for fund shares sold	661,714	187,016
Prepaid expenses and other assets	45,480	19,864
Total Assets	814,272,366	154,200,961

Liabilities:
Payable for securities purchased	14,892,901	4,297,209
Payable for fund shares redeemed	598,386	228,024
Accrued expenses:
Distribution fees	6,035	-
Advisory fees	788,360	119,821
Administration fees	43,104	13,395
Transfer agency fees	13,744	5,808
Fund accounting fees	14,998	7,533
Custody fees	9,970	2,127
Other accrued expenses and liabilities	14,969	9,713
Total Liabilities	16,382,467	4,683,630
Net Assets	$ 797,889,899	$ 149,517,331

Net Assets:
Paid in capital	$ 614,553,954	$ 125,657,578
Undistributed net investment income (loss)	(1,220,909)	1,664,972
Accumulated net realized gain on investments	30,968,941	6,030,081
Net unrealized appreciation on investments	153,587,913	16,164,700
Net Assets	$ 797,889,899	$ 149,517,331

Class C Shares:
Net assets	$ 6,807,110	$ -
Net asset value and offering price per share*
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)	$ 16.38	$ -
Total shares outstanding at end of period	415,477	-

Class N Shares:
Net assets	$ 791,082,789	$ 149,517,331
Net asset value, offering and redemption price per share
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)	$ 17.09	$ 12.03
Total shares outstanding at end of period	46,277,223	12,432,933

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued) (Unaudited)
October 31, 2007

	Berolina	Descartes	Liahona
Assets:	Fund	Fund	Fund
Investments, at cost	$ 131,076,724	$ 133,542,476	$ 37,512,436
Investments in securities, at value	$ 160,527,688	$ 157,038,918	$ 39,506,090
Short term investments	135,666	134,789	2,603,148
Receivable for securities sold	4,724,845	1,301,313	763,800
Interest and dividends receivable	28,730	3,672	13,298
Receivable for fund shares sold	152,216	174,212	36,908
Prepaid expenses and other assets	13,454	16,307	12,618
Total Assets	165,582,599	158,669,211	42,935,862

Liabilities:
Payable for securities purchased	3,277,309	-	206,247
Payable for fund shares redeemed	44,832	21,441	36,582
Accrued expenses:
Advisory fees	131,520	130,039	27,811
Administration fees	14,137	13,975	3,366
Transfer agency fees	7,287	7,011	3,066
Fund accounting fees	6,031	6,806	3,261
Custody fees	4,012	3,150	750
Accrued expenses and other liabilities	11,810	16,010	12,895
Total Liabilities	3,496,938	198,432	293,978
Net Assets	$ 162,085,661	$ 158,470,779	$ 42,641,884

Net Assets:
Paid in capital	$ 126,315,820	$ 130,583,701	$ 37,198,814
Undistributed net investment income (loss)	101,507	(163,850)	187,810
Accumulated net realized gain
on investments	6,081,704	4,419,697	658,458
Net unrealized appreciation on
on investments	29,586,630	23,631,231	4,596,802
Net Assets	$ 162,085,661	$ 158,470,779	$ 42,641,884

Class N Shares:
Net assets	$ 162,085,661	$ 158,470,779	$ 42,641,884
Net asset value, offering and redemption
price per share (based on shares of
beneficial interest outstanding; unlimited
number of shares authorized; no par value)	$ 12.91	$ 12.39	$ 11.59
Total shares outstanding at end of period	12,552,852	12,787,763	3,680,588

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited)
For the six months ended October 31, 2007

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 252,387	$ 210,934
Dividend income	2,335,730	1,488,098
Total investment income	2,588,117	1,699,032

Expenses:
Investment advisory fee	3,640,151	684,959
Administration fees	231,342	72,223
Accounting fees	65,525	27,426
Transfer agent fees	56,650	21,929
Distribution fees - Class C Shares	34,998	-
Custodian fees	24,756	9,984
Registration & filing fees	22,921	12,098
Professional fees	17,909	8,831
Printing and postage expense	12,196	4,277
Chief Compliance Officer fees	11,712	1,598
Insurance	7,939	3,529
Trustees' fees	6,873	1,217
Miscellaneous expenses	3,686	2,008
Total expenses before recaptures/waivers	4,136,658	850,079
Expenses recaptured (waived)	84,300	(61,815)
Net Expenses	4,220,958	788,264
Net Investment Income (Loss)	(1,632,841)	910,768

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	15,999,452	4,042,211
Net change in unrealized appreciation
on investments	81,693,855	2,641,351
Net Realized and Unrealized Gain on Investments	97,693,307	6,683,562
Net Increase in Net Assets Resulting from
Operations	$ 96,060,466	$ 7,594,330

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued) (Unaudited)
For the six months ended October 31, 2007

	Berolina	Descartes	Liahona
	Fund	Fund	Fund
Investment Income:
Interest income	$ 50,010	$ 30,252	$ 102,715
Dividend income	861,483	649,461	263,376
Foreign taxes withheld	(671)	-	-
Total investment income	910,822	679,713	366,091

Expenses:
Investment advisory fee	706,712	732,926	195,311
Administration fees	70,006	71,687	21,354
Transfer agent fees	31,118	27,464	16,147
Accounting fees	25,669	24,949	14,499
Registration & filing fees	16,123	17,123	15,123
Professional fees	9,786	9,007	8,232
Printing and postage expense	6,229	7,576	1,446
Custodian fees	6,099	6,836	1,929
Insurance	3,517	3,245	1,156
Trustees' fees	2,487	2,680	1,668
Chief Compliance Officer fees	1,958	1,914	575
Miscellaneous expenses	3,048	3,145	2,994
Total expenses before waivers	882,752	908,552	280,434
Expenses waived	(68,439)	(64,989)	(55,542)
Net Expenses	814,313	843,563	224,892
Net Investment Income (Loss)	96,509	(163,850)	141,199

Net Realized and Unrealized Gain
on Investments:
Net realized gain on
investments	4,960,947	4,136,120	524,915
Net change in unrealized appreciation
on investments	16,600,726	9,727,359	1,643,810
Net Realized and Unrealized
Gain on Investments	21,561,673	13,863,479	2,168,725
Net Increase in Net Assets
Resulting From Operations	$ 21,658,182	$ 13,699,629	$ 2,309,924

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31,	April 30,	October 31,	April 30,
	2007	2007	2007	2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$ (1,632,841)	$ 3,468,168	$ 910,768	$ 2,621,153
Net realized gain on investments	15,999,452	34,086,423	4,042,211	4,123,352
Net change in unrealized appreciation
on investments	81,693,855	23,727,168	2,641,351	3,011,635
Net increase in net assets resulting
from operations	96,060,466	61,281,759	7,594,330	9,756,140
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(4,544,085)	-	(2,572,462)
From Net Realized Gains:
Class C	-	(903,758)	-	-
Class N	-	(67,098,607)	-	(3,556,858)
Total Dividends and Distributions
to Shareholders	-	(72,546,450)	-	(6,129,320)
From Fund Share Transactions	39,482,773	79,238,549	11,876,364	(7,189,427)
Total Increase (Decrease)
in Net Assets	135,543,239	67,973,858	19,470,694	(3,562,607)

Net Assets:
Beginning of period	662,346,660	594,372,802	130,046,637	133,609,244
End of period	$797,889,899	$ 662,346,660	$ 149,517,331	$ 130,046,637
Undistributed net investment income
(loss) at end of period	$ (1,220,909)	$ 411,932	$ 1,664,972	$ 754,204

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Berolina Fund		Descartes Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31,	April 30,	October 31,	April 30,
	2007	2007	2007	2007
	(Unaudited)		(Unaudited)
Increase in Net Assets:
From Operations:
Net investment income (loss)	$ 96,509	$ 900,988	$ (163,850)	$ 714,167
Net realized gain on investments	4,960,947	1,150,614	4,136,120	350,662
Net change in unrealized appreciation
on investments	16,600,726	12,217,154	9,727,359	13,898,606
Net increase in net assets resulting
from operations	21,658,182	14,268,756	13,699,629	14,963,435
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(926,975)	-	(714,408)
From Net Realized Gains:
Class N	-	(287,362)	-	(67,085)
Total Dividends and Distributions
to Shareholders	-	(1,214,337)	-	(781,493)
From Fund Share Transactions	17,088,157	76,946,490	7,901,009	118,097,500
Total Increase in Net Assets	38,746,339	90,000,909	21,600,638	132,279,442

Net Assets:
Beginning of period	123,339,322	33,338,413	136,870,141	4,590,699
End of period	$162,085,661	$ 123,339,322	$ 158,470,779	$136,870,141
Undistributed net investment income
(loss) at end of period	$ 101,507	$ 4,998	$ (163,850)	$ -

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Liahona Fund
	Six Months Ended	Year Ended
	October 31,	April 30,
	2007	2007
Increase in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 141,199	$ 363,944
Net realized gain on investments	524,915	133,902
Net change in unrealized appreciation
on investments	1,643,810	2,950,542
Net increase in net assets resulting
from operations	2,309,924	3,448,388
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(317,373)
From Net Realized Gains:
Class N	-	-
Total Dividends and Distributions
to Shareholders	-	(317,373)
From Fund Share Transactions	5,829,672	29,545,205
Total Increase in Net Assets	8,139,596	32,676,220

Net Assets:
Beginning of period	34,502,288	1,826,068
End of period	$ 42,641,884	$ 34,502,288
Undistributed net investment income
at end of period	$ 187,810	$ 46,611

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

			Class C Shares

	Six Months Ended		Fiscal Years Ending April 30,
	October 31, 2007		2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$ 14.47		$ 14.91		$ 12.65	$ 11.82	$ 9.47	$ 11.27

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.05)		(0.07)	(0.07)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on
investments	2.02		1.49		2.67	0.90	2.44	(1.70)
Total income (loss) from investment operations	1.91		1.44		2.60	0.83	2.35	(1.80)

Less distributions from net investment income	-		-		(0.01)	-	-	-
Less distributions from net realized gains	-		(1.88)		(0.33)	-	-	-
Total distributions from net investment
income and net realized gains	-		(1.88)		(0.34)	-	-	-

Net asset value, end of period	$ 16.38		$ 14.47		$ 14.91	$ 12.65	$ 11.82	$ 9.47

Total return (b)	13.20%		10.25%		20.73%	7.02%	24.82%	(15.97)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 6,807		$ 7,194		$ 7,893	$ 7,067	$ 6,375	$ 4,741
Ratio of expenses to average net assets (d)	2.15%	(c)	2.15%	(c)	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.15%	(c)	2.15%	(c)	2.16%	2.22%	2.63%	2.63%
Ratio of net investment income (loss) to
average net assets (d)	(1.44)%		(0.37)%		(0.51)	(0.57)	(0.79)	(1.01)
Portfolio turnover rate	17%		173%		73%	57%	55%	107%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than a year are not annualized.
(c) Such percentage reflects recapture of prior period expense reimbursement by Advisor.
(d) Annualized for periods less than one year.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.(a)

			Class N Shares

	Six Months Ended		Fiscal Years Ending April 30,
	October 31, 2007		2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$ 15.02		$ 15.39		$ 12.97	$ 12.00	$ 9.52	$ 11.22

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.09		0.08	0.07	0.02	0.00	(b)
Net realized and unrealized gain (loss) on
investments	2.10		1.55		2.73	0.91	2.46	(1.70)
Total income (loss) from investment operations	2.07		1.64		2.81	0.98	2.48	(1.70)

Less distributions from net investment income	-		(0.13)		(0.06)	(0.01)	-	-
Less distributions from net realized gains	-		(1.88)		(0.33)	-	-	-
Total distributions from net investment
income and net realized gains	-		(2.01)		(0.39)	(0.01)	-	-

Net asset value, end of period	$ 17.09		$ 15.02		$ 15.39	$ 12.97	$ 12.00	$ 9.52

Total return (c)	13.78%		11.29%		21.89%	8.16%	26.05%	(15.15)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 791,083		$ 655,153		$ 586,480	$ 337,929	$ 163,648	$ 41,303
Ratio of expenses to average net assets (e)	1.15%	(d)	1.15%	(d)	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (e)	1.15%	(d)	1.15%	(d)	1.16%	1.22%	1.36%	1.63%
Ratio of net investment income (loss) to
average net assets (e)	(0.44)%		0.61%		0.53%	0.54%	0.21%	(0.01)%
Portfolio turnover rate	17%		173%		73%	57%	55%	107%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total return for periods less than a year are not annualized.

(d) Such percentage reflects recapture of prior period expense reimbursement by Advisor.
(e) Annualized for periods less than one year.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

		Class N Shares

	Six Months Ended	Fiscal Years Ending April 30,
	October 31, 2007	2007	2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$ 11.39	$ 11.04	$ 10.33	$ 10.04	$ 8.93	$ 9.94

Income from investment operations:
Net investment income	0.08	0.23	0.17	0.14	0.22	0.12
Net realized and unrealized gain (loss) on
investments	0.56	0.66	0.96	0.34	1.04	(1.07)
Total income (loss) from investment operations	0.64	0.89	1.13	0.48	1.26	(0.95)

Less distributions from net investment income	-	(0.23)	(0.15)	(0.13)	(0.15)	(0.06)
Less distributions from net realized gains	-	(0.31)	(0.27)	(0.06)	-	-
Total distributions from net investment
income and net realized gains	-	(0.54)	(0.42)	(0.19)	(0.15)	(0.06)

Net asset value, end of period	$ 12.03	$ 11.39	$ 11.04	$ 10.33	$ 10.04	$ 8.93

Total return (b)	5.62%	8.23%	11.14%	4.72%	14.11%	(9.58)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 149,517	$ 130,047	$ 133,609	$ 102,884	$ 57,430	$ 34,755
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	1.24%	1.25%	1.26%	1.32%	1.51%	1.77%
Ratio of net investment income (loss) to
average net assets (c)	1.33%	2.07%	1.56%	1.35%	2.26%	1.21%
Portfolio turnover rate	25%	118%	55%	36%	97%	105%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for less than one year are not annualized.

(c) Annualized for periods less than one year.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Berolina Fund

Selected data based on a share outstanding throughout the period indicated.(a)

	Class N Shares
	Six Months	Fiscal Year	Period
	Ended	Ended	Ended
	Oct. 31, 2007	Apr. 30, 2007	Apr. 30, 2006*
	(Unaudited)
Net asset value, beginning of period	$ 11.14	$ 10.11	$ 10.00

Income from investment operations:
Net investment income	0.01	0.12	0.01
Net realized and unrealized gain on
investments	1.76	1.04	0.10
Total income from investment operations	1.77	1.16	0.11

Less distributions from net investment income	-	(0.10)	-
Less distributions from net realized gains	-	(0.03)	-
Total distributions from net investment
income and net realized gains	-	(0.13)	-

Net asset value, end of period	$ 12.91	$ 11.14	$ 10.11

Total return (b)	15.89%	11.56%	1.10%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 162,086	$ 123,339	$ 33,338
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	1.25%	1.31%	2.12%
Ratio of net investment income (loss) to
average net assets (c)	0.10%	1.12%	0.55%
Portfolio turnover rate	46%	102%	86%

*Fund commenced operations on January 27, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout the period indicated.(a)

	Class N Shares
	Six Months	Fiscal Year	Period
	Ended	Ended	Ended
	Oct. 31, 2007	Apr. 30, 2007	Apr. 30, 2006*
	(Unaudited)
Net asset value, beginning of period	$ 11.32	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income	(0.01)	0.10	-
Net realized and unrealized gain (loss) on
investments	1.08	1.31	(0.01)
Total income (loss) from investment operations	1.07	1.41	(0.01)

Less distributions from net investment income	-	(0.08)	-
Less distributions from net realized gains	-	-	-
Total distributions from net investment
income and net realized gains	-	(0.08)	-

Net asset value, end of period	$ 12.39	$ 11.32	$ 9.99

Total return (b)	9.45%	14.16%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 158,471	$ 136,870	$ 4,591
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	1.24%	1.32%	23.48%
Ratio of net investment income (loss) to
average net assets (c)	(0.22)%	0.92%	0.43%
Portfolio turnover rate	30%	16%	0%

* Fund commenced operations on April 19, 2006
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout the period indicated.(a)

	Class N Shares
	Six Months	Fiscal Year	Period
	Ended	Ended	Ended
	Oct. 31, 2007	Apr. 30, 2007	Apr. 30, 2006*
	(Unaudited)
Net asset value, beginning of period	$ 10.94	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income	0.04	0.16	-
Net realized and unrealized gain (loss) on
investments	0.61	0.91	(0.01)
Total income (loss) from investment operations	0.65	1.07	(0.01)

Less distributions from net investment income	-	(0.12)	-
Less distributions from net realized gains	-	-	-
Total distributions from net investment
income and net realized gains	-	(0.12)	-

Net asset value, end of period	$ 11.59	$ 10.94	$ 9.99

Total return (b)	5.94%	10.71%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 42,642	$ 34,502	$ 1,826
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	1.44%	1.73%	74.02%
Ratio of net investment income (loss) to
average net assets (c)	0.72%	1.58%	0.24%
Portfolio turnover rate	43%	81%	7%

* Fund commenced operations on April 19, 2006
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund, the Clermont Fund, the Berolina Fund, the Descartes Fund and the Liahona Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.   The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, and Liahona Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of October 31, 2007, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

Purchased Options

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  Call options are purchased for the purpose of increasing the Fund’s return or acquiring the underlying securities or currencies. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements of the Funds.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

The waivers/reimbursement of the Adviser’s fees for the six months ended October 31, 2007 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$61,815
Berolina Fund	68,439
Descartes Fund	64,989
Liahona Fund	55,542

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six months ended October 31, 2007, the Adviser recaptured $84,300 of prior period expense reimbursements from the Amerigo Fund.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through October 31 of the years indicated.

	2008	2009	2010	Total
Amerigo Fund	$76,553	$ 33,299	$ ―	$109,852
Clermont Fund	133,083	136,431	182,806	452,320
Berolina Fund	―	54,816	192,326	247,142
Descartes Fund	―	12,611	189,379	201,990
Liahona Fund	―	12,153	188,428	200,581

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,000 for the initial class and $1,000 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $2,000 per class minimum or an annual per account fee of $14.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, which are subject to annual CPI (Consumer Price Index) increases, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

GFS also provides custody administration services to the Funds pursuant to a servicing agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to First National Bank of Omaha, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the six months ended October 31, 2007 was $18,879.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2007, GemCom received $5,225 for providing such services.

Chief Compliance Officer

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Funds an annual fee of $34,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater;  $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or FCS and/or the Adviser and/or the Distributor.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2007, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$652,474,970	$153,587,913	$ -	$153,587,913
Clermont Fund	135,744,107	17,075,446	910,746	16,164,700
Berolina Fund	131,076,724	31,070,182	1,483,552	29,586,630
Descartes Fund	133,542,476	23,668,739	37,508	23,631,231
Liahona Fund	37,512,436	4,700,962	104,160	4,596,802

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2007, were as follows:

	Purchases	Sales
Amerigo Fund	$131,196,555	$121,616,542
Clermont Fund	43,055,877	32,551,888
Berolina Fund	81,017,737	63,923,356
Descartes Fund	50,560,988	43,703,450
Liahona Fund	14,278,974	8,117,540

6.

Shareholders’ Transactions

At October 31, 2007, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
Amerigo Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class C Shares:
Shares sold	14,351	$ 216,953	44,934	$ 644,633
Shares issued to shareholders in reinvestment	—	—	64,614	891,025
Shares redeemed	(95,926)	(1,453,229)	(141,938)	(2,029,617)
Net decrease	(81,575)	(1,236,276)	(32,390)	$ (493,959)

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:	(Unaudited)
Shares sold	5,826,879	$91,204,447	14,639,816	$218,091,118
Shares issued to shareholders in reinvestment	—	—	4,793,207	68,399,066
Shares redeemed	(3,157,086)	(50,485,398)	(13,943,546)	(206,757,676)
Net increase	2,669,793	$ 40,719,049	5,489,477	$ 79,732,508

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
Clermont Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	2,340,398	$ 27,118,977	5,069,708	$ 55,735,058
Shares issued to shareholders in reinvestment	—	—	540,396	5,911,925
Shares redeemed	(1,324,295)	(15,242,613)	(6,291,998)	(68,836,410)
Net increase (decrease)	1,016,103	$11,876,364	(681,894)	$ (7,189,427)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
Berolina Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	2,142,982	$24,924,757	9,617,297	$ 95,769,329
Shares issued to shareholders in reinvestment	—	—	102,603	1,080,417
Shares redeemed	(661,480)	(7,836,600)	(1,946,862)	(19,903,256)
Net increase	1,481,502	$17,088,157	7,773,038	$76,946,490

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
Descartes Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	1,532,858	$17,752,921	12,188,905	$124,052,833
Shares issued to shareholders in reinvestment	—	—	72,209	781,302
Shares redeemed	(838,309)	(9,851,912)	(627,323)	(6,736,635)
Net increase	694,549	$7,901,009	11,633,791	$118,097,500

	Six Months Ended October 31, 2007		Year Ended April 30, 2007
Liahona Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	740,315	$8,215,306	3,408,607	$34,105,748
Shares issued to shareholders in reinvestment	—	—	30,169	317,373
Shares redeemed	(212,981)	(2,385,634)	(468,321)	(4,877,916)
Net increase	527,334	$5,829,672	2,970,455	$29,545,205

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2007

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2007 and April 30, 2006 were as follows:

2007	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$ 9,113,113	$ 63,433,337	$ 72,546,450
Clermont Fund	3,559,144	2,570,176	6,129,320
Berolina Fund	1,214,337	—	1,214,337
Descartes Fund	781,493	—	781,493
Liahona Fund	317,373	—	317,373

2006	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$ 4,800,002	$ 8,890,255	$ 13,690,257
Clermont Fund	2,124,102	2,828,225	4,952,327

The Berolina Fund, Descartes Fund and Liahona Fund made no distributions to shareholders during the fiscal year ending April 30, 2006.

There were no distributions to shareholders made from the Funds during the six months ended October 31, 2007.

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
Amerigo Fund	$13,708,866	$2,736,146	$70,830,467
Clermont Fund	1,573,236	1,645,199	13,048,761
Berolina Fund	1,118,937	19,849	12,972,873
Descartes Fund	147,890	150,031	13,889,528
Liahona Fund	194,420	—	2,938,726

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/07 to 10/31/07)
Amerigo Fund
Actual:
Class C	$1,000.00	$1,122.01	2.15%	$11.47
Class N	1,000.00	1,137.82	1.15%	6.18
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.33	2.15%	10.89
Class N	1,000.00	1,019.36	1.15%	5.84

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value (5/1/07)	Ending Account Value (10/31/07)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/07 to 10/31/07)
Clermont Fund
Actual	$1,000.00	$1,056.19	1.15%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.15%	5.84
Berolina Fund
Actual	1,000.00	1,158.89	1.15%	6.24
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.15%	5.84
Descartes Fund
Actual	1,000.00	1,094.52	1.15%	6.05
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.15%	5.84
Liahona Fund
Actual	1,000.00	1,059.42	1.15%	5.95
Hypothetical (5% return before expenses)	1,000.00	1,019.36	1.15%	5.84

*Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period,

multiplied by 184/366 (to reflect the one-half year period).

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Semi-Annual Report | AdvisorOne Funds | October 31,2007

AdvisorOne Funds

4020 S. 147th Street• Omaha, NE 68137

866-811-0225 • www.advisoronefunds.com

Distributed by Aquarius Fund Distributors, LLC, Member FINRA/SIPC

0001-AFD-1/8/2008

51

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

1/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

1/9/08

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

1/9/08